Property and Equipment, Net Table (Details) - Orbitz - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Capitalized software		$ 321,460
Furniture, fixtures and equipment		59,344
Leasehold improvements		13,882
Construction in progress		19,177
Gross property and equipment		413,863
Less: Accumulated depreciation	$ (374,003)	(302,031)
Property and equipment, net	$ 110,135	$ 111,832